Summary of Significant Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2021
Accounting Policies [Abstract]
Schedule of Estimated Useful Lives of Property, Plant and Equipment
Leasehold land and buildings	30 - 50 years
Plant and machinery	5 - 15 years
Furniture, fixtures and equipment	4 - 5 years
Motor vehicles	3 - 5 years
Leasehold improvements	2 - 5years

Schedule of Disaggregates Product Sales by Business Segment by Geography

The following table disaggregates product sales by business segment and by geography, which provides information as to the major source of revenue. See Note 16 for additional description of our reportable business segments.

	Year ended March 31, 2019
	Injection molded Plastic parts	Electronic Products	Total
Net sales
United States of America	$1,504	$11,358	$12,862
PRC	25,637	5,135	30,772
United Kingdom	255	3,331	3,586
Hong Kong	1,195	3,531	4,726
Europe	188	7,998	8,186
Others	-	6,449	6,449
Total net sales	$28,779	$37,802	$66,581

	Year ended March 31, 2020
	Injection molded Plastic parts	Electronic Products	Total
Net sales
United States of America	$1,265	$9,963	$11,228
PRC	22,567	4,530	27,097
United Kingdom	159	4,693	4,852
Hong Kong	1,202	4,986	6,188
Europe	153	9,674	9,827
Others	7	6,169	6,176
Total net sales	$25,353	$40,015	$65,368

	Year ended March 31, 2021
	Injection molded Plastic parts	Electronic Products	Total
Net sales
United States of America	$1,349	$6,512	$7,861
PRC	17,081	7,824	24,905
United Kingdom	15	3,244	3,259
Hong Kong	1,248	6,890	8,138
Europe	169	9,395	9,564
Others	3	11,156	11,159
Total net sales	$19,865	$45,021	$64,886

Schedule of Accounts Receivable

Accounts receivable, net, as of March 31, 2020 and 2021 consisted of the following:

	March 31,
	2020	2021
Accounts receivable	$13,255	$16,059
Less: Allowance for credit losses	(954)	(1,351)
Accounts receivable, net	$12,301	$14,708

Schedule of Allowance for Credit Losses

The movement of allowance for credit losses for the years ended March 31, 2019, 2020 and 2021 was as follows:

	Year ended March 31,
Allowance for credit losses	2019	2020	2021

Balance at beginning of the year	$270	$658	$954
Provision for the year	419	297	397
Bad debt recovery	(16)	-	-
Written off	(15)	(1)	-
	$658	$954	$1,351

Schedule of Net Income (Loss) Per Share

Basic net income (loss) per share and diluted net income (loss) per share calculated in accordance with ASC No. 260, “Earnings Per Share”, are reconciled as follows (shares in thousands):

	Year ended March 31,
	2019	2020	2021
Net income (loss) attributable to Deswell Industries, Inc.	$4,273	$(1,320)	$8,231

Basic weighted average common shares outstanding	15,885	15,914	15,915

Basic net income (loss) per share	$0.27	$(0.08)	$0.52

	Year ended March 31,
	2019	2020	2021

Basic weighted average common shares outstanding	15,885	15,914	15,915
Effect of dilutive securities – Options	174	-	132
Diluted weighted average common and potential common shares outstanding	16,059	15,914	16,047

Diluted net income (loss) per share	$0.27	$(0.08)	$0.51